Depreciation, Amortization and Impairment	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Depreciation, Amortization and Impairment

10. Depreciation, amortization and impairment

Depreciation, amortization and impairment consist of the following:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Amortization of intangible assets	1,482	1,545	1,267
Depreciation of property, plant and equipment	3,824	3,254	1,994
Depreciation of right-of-use assets	1,836	1,659	1,257
Total	7,142	6,458	4,518
Impairment of intangible assets	3,308	1,531	0
Impairment of property, plant and equipment	1,172	0	0
Total	4,480	1,531	0
Total depreciation, amortization and impairment	11,622	7,989	4,518

The recognized impairment during the year ended December 31, 2023, relates to the capitalized AIR Technology and related property, plant and equipment (refer to Note 17 and Note 18). The recognized impairment during the year ended December 31, 2022, relates to the capitalized CONDOR MEO Technology (refer to Note 17).